PROPERTY AND EQUIPMENT (Table)	9 Months Ended	12 Months Ended
	Sep. 27, 2020	Dec. 29, 2019
PROPERTY AND EQUIPMENT
Schedule of property and equipment
	29/12/2019	30/12/2018
Land	$555,885	$584,535
Equipment	2,390,545	2,417,185
Buildings	1,363,642	1,401,840
Vehicles	-	4,000

Total property and equipment	4,310,072	4,407,560
Accumulated depreciation	(2,210,816)	(2,001,929)
Less - property held for sale	(449,244)	(353,092)
Net property and equipment	$1,650,012	$2,052,539

	29/12/2019	30/12/2018
Land	$555,885	$584,535
Equipment	2,390,545	2,417,185
Buildings	1,363,642	1,401,840
Vehicles	-	4,000

Total property and equipment	4,310,072	4,407,560
Accumulated depreciation	(2,210,816)	(2,001,929)
Less - property held for sale	(449,244)	(353,092)
Net property and equipment	$1,650,012	$2,052,539